Investments in Unconsolidated Affiliated Companies (Tables)	12 Months Ended
Dec. 31, 2010
Investments in unconsolidated affiliated companies
Results of Operations of unconsolidated affiliated companies

	Years ended December 31,
(Millions of dollars)	2010	2009	2008
Results of Operations:
Sales	$812	$569	$3,727
Cost of sales	627	434	3,082
Gross profit	$185	$135	$645

Profit (loss)	$(36)	$(39)	$55

Financial Position of unconsolidated affiliated companies

	December 31,
(Millions of dollars)	2010	2009	2008
Financial Position:
Assets:
Current assets	$414	$223	$209
Property, plant and equipment—net	196	219	227
Other assets	39	5	26
	649	447	462
Liabilities:
Current liabilities	274	250	173
Long-term debt due after one year	72	41	110
Other liabilities	40	17	35
	386	308	318
Equity	$263	$139	$144

Caterpillar's investments in unconsolidated affiliated companies

	December 31,
(Millions of dollars)	2010	2009	2008
Investments in equity method companies	$135	$70	$66
Plus: Investments in cost method companies	29	35	28
Total investments in unconsolidated affiliated companies	$164	$105	$94